Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Other income	$ 359,859	$ 540
Foreign exchange	913,268	2,042
Consultants and professional services expenses	(972,010)	(138,613)
Travel and entertainment	(146,805)
Directors’ fees	(688,768)
Share based payments to directors and management	(17,922,048)
Compliance and regulatory fees	(389,033)	(40,857)
Administration expenses	(165,589)	(5,786)
Promotion, IR and PR expenses	(182,589)	(32,466)
Insurance	(1,345,240)
Finance costs	157,639	(12,680)
Depreciation expense	(871)	(3,442)
Depreciation expense – leased assets	(5,098)	(14,345)
Share of net profits of associate	1,714
Merger expenses		(1,594,102)
Exploration expenditure expensed	(238,309)
Gain on fair value of warrants	1,590,162
Share of net profits of JV accounted for using the equity method	100,994
Other expenses	(3,730)
Profit/(loss) before income tax	(18,936,454)	(1,839,709)
Income tax expense
Profit/(loss) after tax	(18,936,454)	(1,839,709)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(1,640,314)	499,844
Other comprehensive (loss)/profit for the period, net of income tax	(1,640,314)	499,844
Total comprehensive (loss)/profit for the period	$ (20,576,768)	$ (1,339,865)
Profit/(loss) per share for the period
Basic profit/(loss) per share (in Dollars per share)	$ (0.21)	$ (18,397.09)
Diluted profit/(loss) per share (in Dollars per share)	$ (0.21)	$ (18,397.09)